Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [abstract]
Schedules of goodwill and changes in goodwill
The detail of goodwill, based on the cash-generating units giving rise thereto, is as follows:

Million euros
	2019	2018	2017
Santander UK	7,147	8,307	8,375
Banco Santander (Brasil)	4,388	4,459	4,988
Santander Bank Polska	2,427	2,402	2,473
Santander Consumer USA	2,143	2,102	2,007
Santander Bank, National Association	1,828	1,793	1,712
Santander Consumer Germany	1,236	1,217	1,217
SAM Investment Holdings Limited	1,173	1,173	1,173
Santander Portugal	1,040	1,040	1,040
Santander España*	1,027	1,023	648
Banco Santander - Chile	589	627	676
Santander Consumer Nordics	496	502	518
Grupo Financiero Santander (México)	460	434	413
Other companies	292	387	529
Total Goodwill	24,246	25,466	25,769

*	Includes mainly goodwill arising from purchases of Grupo Banco Popular S.A.U.´s network and WiZink´s card business.
The changes in goodwill were as follows:

Million euros
	2019	2018	2017
Balance at beginning of year	25,466	25,769	26,724
Additions (Note 3)	41	383	1,644
Of which:
SAM Investment Holdings Limited	—	—	1,173
Santander España*	4	375	248
Impairment losses	(1,491)	—	(899)
Of which:
Santander UK plc	(1,491)	—	—
Santander Consumer USA	—	—	(799)
Disposals or changes in scope of consolidation	—	(130)	—
Exchange differences and other items	230	(556)	(1,700)
Balance at end of year	24,246	25,466	25,769
* At 31 December 2018, this includes EUR 375 million for the unsold part of the WiZink stake. As of 31 December 2017, includes EUR 248 million for the acquisition of Banco Popular Español S A.U.

Schedule of goodwill assumptions
Following is a detail of the main assumptions used in determining the recoverable amount, at 2019 year-end, of the most significant cash-generating units which were valued using the discounted cash flow method:

	2019
	Projected period	Discount rate*	Nominal perpetual growth rate
Santander UK	5 years	8.5%	2.5%
Santander Bank Polska**	5 years	9.2%	3.5%
Santander Consumer USA	3 years	9.5%	1.5%
Santander Bank, National Association	5 years	9.6%	3.6%
Santander Consumer Germany	5 years	8.2%	2.5%
SAM Investment Holdings Limited	5 years	10.0%	2.5%
Santander Portugal	5 years	8.9%	2.0%
Santander Consumer Nordics	5 years	8.6%	2.5%

*	Post-tax discount rate.

**	The recoverable amount has been calculated using the market price in previous years.
The discount and nominal perpetual growth rates used in 2018 and 2017 are presented below for comparison purposes:

	Discount rate*		Nominal perpetual growth rate
	2018	2017	2018	2017
Santander UK	8.4%	8.4%	2.5%	2.5%
Santander Consumer USA	11.1%	10.7%	1.5%	2.5%
Santander Bank, National Association	10.6%	10.1%	3.8%	3.7%
Santander Consumer Germany	8.5%	8.6%	2.5%	2.5%
SAM Investment Holdings Limited	9.6%	n.a.	2.5%	n.a.
Santander Portugal	9.6%	10.0%	2.0%	2.5%
Santander Consumer Nordics	9.2%	9.0%	2.5%	2.5%

*	Post-tax discount rate.